Note 3 - Collaborations, Contracts and Licensing Agreements (Details) (USD $)	1 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended							1 Months Ended						12 Months Ended	1 Months Ended			12 Months Ended
	Jun. 21, 2013	Dec. 10, 2012	Nov. 12, 2012	Nov. 26, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 08, 2013	Jul. 14, 2010	May 10, 2010	Jan. 01, 2009 Provision Of Staff [Member]	Nov. 26, 2012 Termination Of Manufacturing Agreement [Member]	Nov. 26, 2012 Termination Of Prior License Agreements [Member]	Dec. 31, 2012 Talon Therapeutics [Member]	Dec. 31, 2013 Merck [Member] Maximum [Member] Acquired Intellectual Property [Member]	Dec. 31, 2013 Merck [Member] Maximum [Member] Acquired Intellectual Propert First One [Member]	Jul. 14, 2010 Contract Extension [Member]	Dec. 31, 2013 Cross License Agreement [Member]	Dec. 31, 2013 Alnylam License Agreement [Member]	Nov. 30, 2013 Alnylam License Agreement [Member]	Jun. 30, 2012 Alnylam License Agreement [Member]	Dec. 31, 2012 Marqibo Commercial Sales [Member]	Dec. 31, 2013 Marqibo [Member]
Note 3 - Collaborations, Contracts and Licensing Agreements (Details) [Line Items]
Potential Contract Funding Amount								$ 41,700,000	$ 34,700,000		$ 11,200,000			$ 18,000,000	$ 17,000,000	$ 15,000,000	$ 140,000,000
License Costs			300,000			8,500,000	100,000											1,500,000
License amendment payment				65,000,000								30,000,000	35,000,000
Legal Fees		18,737,966				18,737,966
Licenses Revenue	5,000,000				5,039,581	2,000,000	500,000												5,000,000	375,000	1,000,000
Deferred Revenue										3,000,000
Contracts Revenue					10,424,569	12,105,186	16,311,590															1,000,000
Royalty Revenue																							39,581
Accrued Contract Revenue					$ 990